Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 6,161,177
Borrowings, book value	25,997,367	₩ 25,970,379
Financial guarantee liabilities, book value	13,916
Lease liabilities book value	906,101
Other financial liabilities, book value	2,989,425
Non-derivative financial liabilities, book value	36,067,986
Trade accounts and notes payable, contractual cash flow	6,161,177
Borrowings, contractual cash flow	27,408,042
Financial guarantee liabilities, contractual cash flow	3,832,003
Lease liabilities contractual cash flows	1,188,386
Other financial liabilities, contractual cash flow	2,989,754
Non-derivative financial liabilities, contractual cash flow	41,579,362
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	6,159,127
Borrowings, contractual cash flow	11,144,580
Financial guarantee liabilities, contractual cash flow	3,832,003
Lease liabilities contractual cash flows	200,917
Other financial liabilities, contractual cash flow	2,925,018
Non-derivative financial liabilities, contractual cash flow	24,261,645
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	2,050
Borrowings, contractual cash flow	14,496,260
Lease liabilities contractual cash flows	516,389
Other financial liabilities, contractual cash flow	64,736
Non-derivative financial liabilities, contractual cash flow	15,079,435
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	0
Borrowings, contractual cash flow	1,767,202
Lease liabilities contractual cash flows	471,080
Non-derivative financial liabilities, contractual cash flow	₩ 2,238,282